Taxation - Summary of total unused tax losses carried forward analysed by expiry terms (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 937	€ 819
Deferred tax asset recognised	1,731	1,345
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised	591
More than 1 year but less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	120	3
Deferred tax asset recognised	587	642
More than 5 years but less than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	9	9
Deferred tax asset recognised	2
More than 10 years but less than 20 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised
Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	808	808
Deferred tax asset recognised	€ 550	€ 704